Stock-Based Compensation (Tables)	9 Months Ended
Jun. 30, 2024
Stock-Based Compensation (Tables) [Line Items]
Schedule of Movements in Outstanding RSUs and PSUs	For the three and nine months ended June 30, 2024, movements in outstanding RSUs were as follow:
Nine months ended June 30, 2024
Number of units
Balance, as at September 30, 2023	—
Granted	2,242,805
Forfeited	(76,548)
Exercised	(67,125)
Balance, as at June 30, 2024	2,099,132
For the three and nine months ended June 30, 2024, movements in outstanding PSUs were as follow:
Nine months ended June 30, 2024
Number of units
Balance, as at September 30, 2023	—
Granted	733,080
Balance, as at June 30, 2024	733,080

Management Stock Option Plan [Member]
Stock-Based Compensation (Tables) [Line Items]
Schedule of Changes in the Number of M-Options and C-Options Outstanding	For the three and nine months ended June 30, 2024, movements in outstanding options were as follow:
	Nine months ended June 30, 2024	Exercise price(1)
	Number of stock options	$
Balance as at September 30, 2023	—	—
Granted	1,438,600	2,84
Balance, as at June 30, 2024	1,438,600	2,84